Ordinary Shares (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 27, 2020	Sep. 30, 2021	Sep. 30, 2020
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
Ordinary shares, authorized			50,000,000
Ordinary shares, outstanding			12,600,000
Ordinary shares, issued			12,600,000
Amount held in trust account (in Dollars)		$ 200,000
Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split, description	the Company executed a 1-for-0.63 reverse stock split. As a result of the stock split, the number of authorized shares to be issued becomes 31,500,000 and the issued and outstanding shares becomes 7,938,000 shares as of September 30, 2020.
IPO [Member]
Ordinary Shares (Details) [Line Items]
Common shares issued		2,474,843
Net proceeds (in Dollars)		$ 8,737,634
Amount held in trust account (in Dollars)		$ 200,000